Related Parties	6 Months Ended
Jun. 30, 2026
Related Parties [Abstract]
RELATED PARTIES

11. RELATED PARTIES

1) Nature of relationships with related parties

Name	Relationship with the Company
Yucheng Hu	Chief Executive Officer, Director and a shareholder of the Company.
Quleduo	Over which the Company owned 33.63% equity interest

2) Transactions with related parties

As of December 31, 2025, the Company had loans receivable of $771,200 due from Quleduo. During the six months ended June 30, 2026, the Company recognized additional interest income of $6,000. During the six months ended June 30, 2026, the Company entered into a debt settlement agreement with Quleduo, pursuant to which the Company agreed to settle the outstanding balance by increase in equity interest ownership in Quleduo. As of June 30, 2026, the Company had no receivable due from Quleduo, with an increase in investment (Note 5).

For the six months ended June 30, 2025, the Company collected repayment of $111,900 from Quleduo, and recognized interest income of $8,900.

3) Balances with related parties

As of June 30, 2026 and December 31, 2025, the Company had balances due from below related parties:

	June 30, 2026	December 31, 2025
Loans receivable - a related party
Quleduo (a)	$-	$771,200
Due from a related party
Yucheng Hu (b)	$6,200	$6,200

a.	As of December 31, 2025, the balance due from Quleduo was comprised of loan principal of $756,100 and interest receivable of $15,100. During the six months ended June 30, 2026, the Company recognized additional interest income of $6,000. During the six months ended June 30, 2026, the Company entered into a debt settlement agreement with Quleduo, pursuant to which the Company agreed to settle the outstanding balance by increase in equity interest ownership in Quleduo.

b.	As of June 30, 2026 and December 31, 2025, the balance due from Yucheng Hu represented advance to the related party for daily operation purpose. The balance would be settled when Yucheng Hu reimbursed the expenses to the Company.